Semiannual Report

                                    MARYLAND
                                    TAX-FREE
                                    FUNDS

                                    ---------------
                                    AUGUST 31, 2001
                                    ---------------

[LOGO]

T. ROWE PRICE

REPORT HIGHLIGHTS
--------------------------------------------------------------------------------

Maryland Tax-Free Funds

o During the six months ended August 31, municipal bonds performed well as interest rates declined and investor demand increased.

o The Maryland tax-free bond funds generated 6- and 12-month gains that matched or exceeded their benchmarks.

o Longer-maturity and lower-quality investment-grade credits provided the funds' best returns.

o Given the current economic weakness and the struggling equity markets, we expect the environment for municipal bonds to remain favorable into 2002.

UPDATES AVAILABLE

For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS

Amid economic weakness and stock market turmoil, municipal bonds quietly posted superior total returns during the six months ended August 31, 2001. An aggressive interest rate reduction program by the Federal Reserve prompted strong returns in most segments of the municipal bond market. Municipal money market securities, whose returns track prevailing short-term interest rates, provided modest results as rates plunged.

      MARKET ENVIRONMENT

            News from the economic front was not encouraging during the past six months. As corporations worked through excess inventory and capacity, business spending remained depressed, and GDP growth slowed to a 0.2% annual rate during 2001's second quarter. Many economists suggested that only resilient consumer spending was sparing the economy from outright recession, commonly defined as two consecutive quarters of negative GDP growth.

            The Federal Reserve was quick to respond to weakness, cutting the federal funds target rate seven times through August 2001, from 6.5% to 3.5% (and an eighth time, to 3.0%, after the reporting period). A benign inflation environment, assisted by falling oil and other commodity prices, gave the Fed significant freedom to cut rates very aggressively.

            Municipal market yields declined in tandem with Fed actions. In addition, poor performance by equities significantly increased investor

      --------------------
      MARYLAND BOND YIELDS
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                      Maryland              1-Year Moody's
                    Maryland          3-Year General        Investment
                    Bond Index        Obligation Bond       Grade 1 Note

      8/31/00          5.60              4.34                  4.30
                       5.72              4.48                  4.35
                       5.62              4.38                  4.40
        11/00          5.49              4.36                  4.40
                       5.22              4.10                  4.00
                       5.23              3.58                  3.40
         2/01          5.19              3.60                  3.30
                       5.16              3.48                  3.05
                       5.38              3.66                  3.05
         5/01          5.24              3.38                  2.80
                       5.21              3.35                  2.60
                       5.10              3.23                  2.65
      8/31/01          4.94              2.85                  2.45

      --------------------------------------------------------------------------

      Source: T. Rowe Price Associates

--------------------------------------------------------------------------------

      The devastating attack on U.S. lives and institutions on September 11, 2001, following our reporting period, will have a profound, long-lasting impact on all Americans. We are deeply saddened and outraged by this tragedy and offer our sincere condolences to all those who have been personally affected by it.

      Please check the Outlook section of this letter for our views on how the attack is likely to affect the municipal bond market.

            demand for municipal bonds. Even though supply nationwide was up by 40% over last year, rising demand--municipal bond fund inflows exceeded $600 million per week in July and $500 million per week in August--still pushed prices up and yields down. Municipal yields ended the period at lows last seen in 1998 and early 1999.

            With rates falling sharply throughout the muni market, investors were drawn to the higher yields on longer and lower-quality offerings. Credit spreads--the differences between yields on bonds with particular credit ratings--narrowed as a result. The trend was a boon to performance among high-yield munis, which are ordinarily threatened by poor economic environments. In the municipal money market, yields sank as short-term rates moved sharply lower.

            Despite the nationwide economic slowdown, Maryland's economic performance and fiscal management continue to ensure the stability of its AAA rating. Based on stronger-than-expected overall revenue growth, Maryland's vibrant and diverse economy seems to be experiencing a slower reduction in its growth rate than in many other states. Maryland's comptroller recently announced that the state's budget for the fiscal year ended June 2001 closed with a $538 million surplus, more than $150 million higher than previously expected. The excess revenue was attributed mainly to strong income and estate tax receipts. However, this good news was tempered by weaker-than-expected sales tax revenue in the March-to-June period. Therefore, as a precautionary measure, the governor announced that the state intends to reserve the unexpected surplus as a buffer against further economic and financial decline.

      MARYLAND TAX-FREE MONEY FUND

            Against a challenging backdrop, the fund began its investment program on March 30, 2001. In the five-month period through August 31, the Maryland Tax-Free Money Fund generated a 1.06% return. In light of its start-up status, we are pleased to report that we matched our benchmark, the Lipper Other States Tax-Exempt Money Market Funds Average, over the comparable period.

            Falling interest rates, brought on by aggressive Fed easing, have pushed municipal money market rates sharply lower during the past six months. Overnight yields, which averaged 3.85% six months ago, declined 105 basis points (100 basis points equal one percent) to 2.80%. Yields on municipal securities with one-year maturities fell even more sharply, from an average of 4.05% in the prior six-month period to 2.45% recently.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                                                             Since     Inception
Periods Ended 8/31/01                                    Inception          Date
================================================================================
Maryland Tax-Free
Money Fund                                                   1.06%       3/30/01
--------------------------------------------------------------------------------
Lipper Other States Tax-Exempt
Money Market Funds Average                                   1.06        3/31/01
--------------------------------------------------------------------------------

            With interest rates moving rapidly lower, our investment strategy has been to overweight securities with longer maturities, thereby locking in higher yields for longer terms. This strategy also minimized the fund's exposure to short-term securities, whose yields can be very volatile. At the end of the reporting period, the fund's 77-day weighted average maturity was 51% longer than the 51-day weighted average maturity of the peer group.

      MARYLAND SHORT-TERM TAX-FREE BOND FUND

            We are pleased to report solid results for the periods ended August
            31. Your fund once again handily outperformed the Lipper peer group averages for both the 6- and 12-month periods, with returns of 3.23% and 6.89%, respectively. Dividends per share in the six-month period totaled $0.10, the same as in the prior six months. However, as suggested by a falling 30-day SEC yield to maturity, income is likely to be lower in coming periods because of the lower rate environment.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 8/31/01                                      6 Months    12 Months
================================================================================
Maryland Short-Term
Tax-Free Bond Fund                                            3.23%        6.89%
--------------------------------------------------------------------------------
Lipper Short Municipal
Debt Funds Average                                            2.87         6.12
--------------------------------------------------------------------------------

            For the majority of the latest six months, short-term municipal rates followed taxable bond rates lower. Three-year municipal rates fell 70 basis points, from 3.7% to 3.0%, exceeding the 10-year low of 3.25% in September 1993. We took steps to maintain a relatively long duration because we anticipated lower short-term rates. (Duration is a measure of a fund's interest rate sensitivity; a fund with a two-year duration should rise or fall 2% in response to a one-percentage-point change in interest rates.) When supply allowed, we rolled out of bonds with maturities shorter than one year into two- to five-year bonds. However, toward the end of the reporting period, we grew more cautious, believing that most of the appreciation was behind us.

            The portfolio's average credit quality remained high at AA. The largest sector changes were decreases in prerefunded and solid waste bonds and increases in dedicated tax and lease revenue bonds. Hospital revenue bonds also declined two percentage points, to 5% of assets. We favor the prospects for the health care sector and continue looking for opportunities to increase that exposure. However, because of the low interest rate environment, most of the sector's new issues have long maturities and are inappropriate for the fund's short-term investment objective.

      MARYLAND TAX-FREE BOND FUND

            We are pleased to report excellent results for the T. Rowe Price Maryland Tax-Free Bond Fund for the six-month and one-year periods ended August 31, 2001. The returns of 4.77% and 10.22% exceeded peer group averages by a wide margin. Even though interest rates fell sharply, particularly on the front end of the yield curve, dividends per share were unchanged from the previous six months. Your fund earned $0.26 and $0.52 in the 6- and 12-month periods, respectively. Low-coupon long-term bonds and lower-quality investment-grade positions provided the best returns during the period.

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------
Periods Ended 8/31/01                                      6 Months    12 Months
================================================================================
Maryland Tax-Free
Bond Fund                                                     4.77%       10.22%
--------------------------------------------------------------------------------
Lipper Maryland Municipal
Debt Funds Average                                            4.26         9.16
--------------------------------------------------------------------------------

            Despite an increased supply of debt issuance in Maryland during the first half of 2001, demand, particularly from individual investors, outstripped available supply in the Maryland municipal market. Thus, Maryland bonds continued to perform well vis-a-vis national averages, and your fund consequently benefited. The fund's NAV appreciated from $10.48 in February to $10.71 at the end of August.

            We invested new cash flow and reinvested the proceeds from maturing positions into a blend of long- and intermediate-term securities, selectively adding lower-rated credits where we could. The lower-quality, higher-yielding components of the portfolio turned the tables from previous periods and posted a stellar six months as yields fell (spiking bond prices higher) and the yield differential between high- and lower-quality muni bonds compressed. We took profits on uninsured Puerto Rico bonds, and several A rated positions were refunded and thus upgraded to AAA, providing a one-time boost to the fund's share price. We also continued to invest in the higher-quality general obligation sector at both the state and local levels. These changes offset new portfolio additions in lower-rated securities and left the portfolio's overall credit quality unchanged at a high AA.

            In the past few months, we've seen a significant number of maturing positions or early calls on seasoned positions. In an effort to minimize future reinvestment risk for the portfolio, we endeavored to upgrade the fund's call risk. Over the last six months, we attempted to minimize the amount of cash in the portfolio, took advantage of the new issue calendar to stay close to fully invested and preserve yield for the portfolio, and improved our capacity to avoid early calls.

      OUTLOOK

            Interest rates have fallen so sharply this year that at times it's been difficult to maintain investor interest--a level typically described as "rate shock." Yet this environment is especially beneficial to municipal bond owners. When Treasury yields decline, municipals yields generally tend to fall more slowly. As a result, munis are providing better income than after-tax Treasuries, even to investors in the lowest tax brackets.

            Moving forward, the bond market in general and municipal bonds in particular should fare well against a backdrop of stagnant to possibly negative economic growth. In the aftermath of the tragic terrorist attacks on the U.S., domestic and global growth is expected to slow even more than had been anticipated. While the extent of the

--------------------------------------------------------------------------------
MUNIS ARE PROVIDING BETTER INCOME THAN AFTER-TAX TREASURIES . . .
--------------------------------------------------------------------------------
            domestic slowdown is difficult to predict, the Federal Reserve lowered rates again in September and is likely to continue cutting short-term rates until signs of a recovery emerge.

            While there are reasons to be cautious considering the impressive returns of the past year, even with the historically low level of interest rates and the significant level of monetary and fiscal stimulus injected into the economy, it seems premature to begin forecasting higher rates. We think the weaker economy will be the major influence on interest rates over the near term. We recognize, however, that these are uncertain times for the markets, and we will be flexible in our response to conditions as they transpire.

            Respectfully submitted,


            /s/ Joseph K. Lynagh

            Joseph K. Lynagh
            Chairman of the Investment Advisory Committee
            Maryland Tax-Free Money Fund


            /s/ Charles B. Hill

            Charles B. Hill
            Chairman of the Investment Advisory Committee
            Maryland Short-Term Tax-Free Bond Fund


            /s/ Hugh D. McGuirk

            Hugh D. McGuirk
            Chairman of the Investment Advisory Committee
            Maryland Tax-Free Bond Fund

            September 21, 2001

            The committee chairmen have day-to-day responsibility for managing the portfolios and work with committee members in developing and executing the funds' investment programs.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      KEY STATISTICS

                                                                         8/31/01
      Maryland Tax-Free Money Fund
      ==========================================================================
      Price Per Share                                                   $  1.00
      --------------------------------------------------------------------------

      Dividends Per Share
      --------------------------------------------------------------------------
            Since Inception 3/30/01                                       0.011
            --------------------------------------------------------------------

      Dividend Yield (7-Day Compound)                                      1.84%
      --------------------------------------------------------------------------

      Weighted Average Maturity (days)                                       77
      --------------------------------------------------------------------------

      Weighted Average Quality **                                     First Tier
      --------------------------------------------------------------------------

                                                             2/28/01     8/31/01
      Maryland Short-Term Tax-Free Bond Fund
      ==========================================================================
      Price Per Share                                         $5.17       $5.24
      --------------------------------------------------------------------------

      Dividends Per Share
      --------------------------------------------------------------------------
            For 6 months                                       0.10        0.10
            --------------------------------------------------------------------
            For 12 months                                      0.20        0.19
            --------------------------------------------------------------------

      30-Day Dividend Yield *                                  3.82%       3.57%
      --------------------------------------------------------------------------

      30-Day Standardized Yield to Maturity                    3.20        2.43
      --------------------------------------------------------------------------

      Weighted Average Maturity (years)                        2.2         2.3
      --------------------------------------------------------------------------

      Weighted Average Effective Duration (years)              2.0         2.0
      --------------------------------------------------------------------------

      Weighted Average Quality **                               AA          AA
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      KEY STATISTICS

                                                            2/28/01      8/31/01
      Maryland Tax-Free Bond Fund
      ==========================================================================
      Price Per Share                                        $10.48      $10.71
      --------------------------------------------------------------------------

      Dividends Per Share
      --------------------------------------------------------------------------
            For 6 months                                       0.26        0.26
            --------------------------------------------------------------------
            For 12 months                                      0.53        0.52
            --------------------------------------------------------------------

      30-Day Dividend Yield *                                  4.99%       4.76%
      --------------------------------------------------------------------------

      30-Day Standardized Yield to Maturity                    4.42        4.11
      --------------------------------------------------------------------------

      Weighted Average Maturity (years)                       17.1        17.1
      --------------------------------------------------------------------------

      Weighted Average Effective Duration (years)              6.9         6.5
      --------------------------------------------------------------------------

      Weighted Average Quality **                               AA          AA
      --------------------------------------------------------------------------

      * Dividends earned for the last 30 days of each period indicated are annualized and divided by the fund's net asset value at the end of the period.

      **    Based on T. Rowe Price research.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      SECTOR DIVERSIFICATION

                                                                      Percent of
                                                                      Net Assets
                                                                         8/31/01
      Maryland Tax-Free Money Fund
      ==========================================================================

      General Obligation--Local                                              20%
      --------------------------------------------------------------------------
      Hospital Revenue                                                       17
      --------------------------------------------------------------------------
      Prerefunded                                                            17
      --------------------------------------------------------------------------
      Educational Revenue                                                    16
      --------------------------------------------------------------------------
      Life Care/Nursing Home Revenue                                          9
      --------------------------------------------------------------------------
      Miscellaneous Revenue                                                   8
      --------------------------------------------------------------------------
      Housing Finance Revenue                                                 8
      --------------------------------------------------------------------------
      General Obligation--State                                               3
      --------------------------------------------------------------------------
      Lease Revenue                                                           2
      --------------------------------------------------------------------------
      All Other                                                               1
      --------------------------------------------------------------------------
      Other Assets Less Liabilities                                          -1
      ==========================================================================
      Total                                                                 100%

                                                         Percent of   Percent of
                                                         Net Assets   Net Assets
                                                            2/28/01      8/31/01
      Maryland Short-Term Tax-Free Bond Fund
      ==========================================================================

      General Obligation--Local                                 21%          22%
      --------------------------------------------------------------------------
      Prerefunded                                               16           13
      --------------------------------------------------------------------------
      Dedicated Tax Revenue                                     10           13
      --------------------------------------------------------------------------
      Solid Waste Revenue                                       12           10
      --------------------------------------------------------------------------
      Educational Revenue                                        9            9
      --------------------------------------------------------------------------
      General Obligation--State                                  9            8
      --------------------------------------------------------------------------
      Lease Revenue                                              4            8
      --------------------------------------------------------------------------
      Hospital Revenue                                           7            5
      --------------------------------------------------------------------------
      Industrial and Pollution Control Revenue                   3            3
      --------------------------------------------------------------------------
      Miscellaneous Revenue                                      2            2
      --------------------------------------------------------------------------
      Water and Sewer Revenue                                    2            2
      --------------------------------------------------------------------------
      Ground Transportation Revenue                              2            2
      --------------------------------------------------------------------------
      All Other                                                  5            1
      --------------------------------------------------------------------------
      Other Assets Less Liabilities                             -2            2
      ==========================================================================
      Total                                                    100%         100%

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

--------------------
PORTFOLIO HIGHLIGHTS
--------------------------------------------------------------------------------

      SECTOR DIVERSIFICATION

                                                      Percent of      Percent of
                                                      Net Assets      Net Assets
                                                         2/28/01         8/31/01
      Maryland Tax-Free Bond Fund
      ==========================================================================

      General Obligation--Local                              14%             15%
      --------------------------------------------------------------------------
      Hospital Revenue                                       14              14
      --------------------------------------------------------------------------
      Housing Finance Revenue                                15              14
      --------------------------------------------------------------------------
      General Obligation--State                               6              10
      --------------------------------------------------------------------------
      Educational Revenue                                     9              10
      --------------------------------------------------------------------------
      Prerefunded                                             8               6
      --------------------------------------------------------------------------
      Water and Sewer Revenue                                 5               5
      --------------------------------------------------------------------------
      Escrowed to Maturity                                    4               5
      --------------------------------------------------------------------------
      Ground Transportation Revenue                           5               5
      --------------------------------------------------------------------------
      Solid Waste Revenue                                     4               4
      --------------------------------------------------------------------------
      Miscellaneous Revenue                                   5               4
      --------------------------------------------------------------------------
      Electric Revenue                                        2               2
      --------------------------------------------------------------------------
      Dedicated Tax Revenue                                   3               2
      --------------------------------------------------------------------------
      Lease Revenue                                           2               2
      --------------------------------------------------------------------------
      All Other                                               3               2
      --------------------------------------------------------------------------
      Other Assets Less Liabilities                           1              --
      ==========================================================================
      Total                                                 100%            100%

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

      MARYLAND TAX-FREE MONEY FUND
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                     Lipper Other States
                                     TaxExempt Money
                                     Market Funds          Maryland TaxFree
              Date                   Average               Money Fund

1            3/30/01                    $10,000               $10,000
2            4/01                        10,027                10,028
3            5/01                        10,051                10,051
4            6/01                        10,071                10,071
5            7/01                        10,089                10,088
6            8/01                        10,106                10,106

      MARYLAND SHORT-TERM TAX-FREE BOND FUND
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                             Lehman Brothers     Lipper Short     Maryland Short
                             3-Year State GO     Municipal Debt   Term TaxFree
          Date               Bond Index          Funds Average    Bond Fund

 1        1/29/93               $10,000            $10,000          $10,000
 2        8/93                   10,358             10,307           10,381
 3        8/94                   10,625             10,532           10,613
 4        8/95                   11,348             11,032           11,204
 5        8/96                   11,790             11,446           11,596
 6        8/97                   12,429             11,988           12,083
 7        8/98                   13,147             12,576           12,681
 8        8/99                   13,526             12,897           12,978
 9        8/00                   14,156             13,401           13,507
10        8/01                   15,277             14,240           14,438

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

----------------------
PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

      MARYLAND TAX-FREE BOND FUND
      --------------------------------------------------------------------------

  [The following table was depicted as a line graph in the printed material.]

                                              Lipper Maryland    Maryland
                      Lehman Brothers Muni    Municipal Debt     TaxFree
         Date         cipal Bond Index        Funds Average      Bond Fund

 1       8/91              $10,000               $10,000         $10,000
 2       8/92               11,116                11,020          11,071
 3       8/93               12,473                12,358          12,528
 4       8/94               12,490                12,303          12,466
 5       8/95               13,598                13,264          13,454
 6       8/96               14,310                13,838          14,155
 7       8/97               15,633                14,955          15,348
 8       8/98               16,985                16,141          16,643
 9       8/99               17,070                16,091          16,562
10       8/00               18,226                16,933          17,576
11       8/01               20,084                18,506          19,373

------------------------------------
AVERAGE ANNUAL COMPOUND TOTAL RETURN
--------------------------------------------------------------------------------

      This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

                                                                                 Since   Inception
      Periods Ended 8/31/01              1 Year      5 Years     10 Years    Inception        Date
      ============================================================================================
      Maryland Tax-Free Money Fund          --           --           --         1.06%     3/30/01
      --------------------------------------------------------------------------------------------
      Maryland Short-Term
      Tax-Free Bond Fund                  6.89%        4.48%          --         4.37      1/29/93
      --------------------------------------------------------------------------------------------
      Maryland Tax-Free Bond Fund        10.22         6.48         6.84%          --      3/31/87
      --------------------------------------------------------------------------------------------

      Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. Investments in the Money Fund are not insured or guaranteed by the FDIC or any other government agency. Although it seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
================================================================================
Unaudited

--------------------
FINANCIAL HIGHLIGHTS               For a share outstanding throughout the period
--------------------------------------------------------------------------------

                                                                     3/30/01
                                                                     Through
                                                                     8/31/01

      NET ASSET VALUE
      Beginning of period                                            $ 1.000
                                                                     -------

      Investment activities
         Net investment
         income (loss)                                                 0.011*
                                                                     -------
      Distributions
         Net investment income                                        (0.011)
                                                                     -------

      NET ASSET VALUE
      End of period                                                  $ 1.000
                                                                     =======

      Ratios/Supplemental Data

      Total return@                                                    1.06%*
      --------------------------------------------------------------------------
      Ratio of total expenses to
      average net assets                                               0.55%*+
      --------------------------------------------------------------------------
      Ratio of net investment
      income (loss) to average
      net assets                                                       2.22%*+
      --------------------------------------------------------------------------
      Net assets, end of period
      (in thousands)                                                 $35,592
      --------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.55% voluntary expense limitation in effect through 2/28/03.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                6 Months              Year
                                   Ended             Ended
                                 8/31/01           2/28/01          2/29/00          2/28/99          2/28/98          2/28/97
NET ASSET VALUE
Beginning of period             $   5.17          $   5.04         $   5.17         $   5.14         $   5.11         $   5.15
                                ------------------------------------------------------------------------------------------------

Investment activities
   Net investment
   income (loss)                    0.10*             0.20*            0.19*            0.19*            0.20*            0.20*
   Net realized and
   unrealized gain (loss)           0.07              0.13            (0.13)            0.03             0.03            (0.04)
                                ------------------------------------------------------------------------------------------------

   Total from
   investment activities            0.17              0.33             0.06             0.22             0.23             0.16
                                ------------------------------------------------------------------------------------------------

Distributions
   Net investment income           (0.10)            (0.20)           (0.19)           (0.19)           (0.20)           (0.20)
                                ------------------------------------------------------------------------------------------------

NET ASSET VALUE
End of period                   $   5.24          $   5.17         $   5.04         $   5.17         $   5.14         $   5.11
                                ================================================================================================

Ratios/Supplemental Data

Total return@                      3.23%*            6.60%*           1.16%*           4.46%*           4.56%*           3.26%*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                 0.60%*+           0.60%*           0.60%*           0.62%*           0.65%*           0.65%*
--------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss)  to average
net assets                         3.59%*+           3.85%*           3.70%*           3.80%*           3.89%*           3.98%*
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate            30.1%+            29.2%            41.4%*           46.4%*           60.4%*           21.4%
--------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $130,922          $117,477         $124,135         $122,552         $109,424         $102,252
--------------------------------------------------------------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
* Excludes expenses in excess of a 0.65% voluntary expense limitation in effect through 6/30/98, and a 0.60% voluntary expense limitation in effect from 7/1/98 through 2/28/03.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================
Unaudited

--------------------
FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                              6 Months           Year
                                 Ended          Ended
                               8/31/01        2/28/01       2/29/00       2/28/99       2/28/98       2/28/97
NET ASSET VALUE
Beginning of period             $10.48         $ 9.87        $10.73        $10.67        $10.35        $10.40
                                ------------------------------------------------------------------------------

Investment activities
   Net investment
    income (loss)                 0.27           0.53          0.53          0.54          0.55          0.56
   Net realized and
   unrealized gain (loss)         0.22           0.61         (0.85)         0.06          0.32         (0.05)
                                ------------------------------------------------------------------------------

   Total from
   investment activities          0.49           1.14         (0.32)         0.60          0.87          0.51
                                ------------------------------------------------------------------------------

Distributions
   Net investment income         (0.26)         (0.53)        (0.53)        (0.54)        (0.55)        (0.56)
   Net realized gain                --             --         (0.01)           --            --            --
                                ------------------------------------------------------------------------------
   Total distributions           (0.26)         (0.53)        (0.54)        (0.54)        (0.55)        (0.56)
                                ------------------------------------------------------------------------------

NET ASSET VALUE
End of period                   $10.71         $10.48        $ 9.87        $10.73        $10.67        $10.35
                                ==============================================================================

Ratios/Supplemental Data

Total return@                    4.77%         11.87%        (2.98)%        5.80%         8.68%         5.12%
--------------------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets               0.50%+         0.49%         0.51%         0.51%         0.51%         0.54%
--------------------------------------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets                       4.94%+         5.24%         5.23%         5.10%         5.31%         5.47%
--------------------------------------------------------------------------------------------------------------
Portfolio turnover rate          19.0%+         19.3%         29.2%         15.4%         19.2%         26.2%
--------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                   $1,191         $1,110        $  979        $1,063        $  926        $  820
--------------------------------------------------------------------------------------------------------------

@ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+     Annualized

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
================================================================================
Unaudited                                                        August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                                             Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      MARYLAND  99.5%

      Annapolis, GO, 4.80%, 4/1/02                               $  200   $  202
      --------------------------------------------------------------------------
      Anne Arundel County, GO
             4.50%, 4/1/02                                           15       15
             -------------------------------------------------------------------
          Water and Sewer, 4.75%, 9/1/01                            200      200
      --------------------------------------------------------------------------
      Baltimore
             7.10%, 10/15/01 (MBIA Insured)                          25       25
             -------------------------------------------------------------------
          COP, 4.65%, 4/1/02 (MBIA Insured)                          25       25
      --------------------------------------------------------------------------
      Baltimore County, GO
          Consolidated Public Improvement
             3.50%, 6/1/02                                        1,000    1,006
             -------------------------------------------------------------------
             6.125%, 7/1/08 (Prerefunded 7/1/02+)                   500      523
             -------------------------------------------------------------------
             6.20%, 3/1/02                                           45       46
             -------------------------------------------------------------------
          TECP, BAN, 2.55%, 2/8/02                                  400      400
      --------------------------------------------------------------------------
      Baltimore County
          Golf System, VRDN (Currently 2.10%)                       600      600
          ----------------------------------------------------------------------
          Loyola Blakefield High School
             VRDN (Currently 2.00%)                                 600      600
             -------------------------------------------------------------------
          Sheppard and Enoch Pratt Hosp.
             VRDN (Currently 2.10%)                               1,085    1,085
             -------------------------------------------------------------------
          Spring Hill Apartments
             VRDN (Currently 2.10%)(GNMA Guaranteed)              1,490    1,490
      --------------------------------------------------------------------------
      Baltimore IDA, GO, Capital Acquisition Program
             VRDN (Currently 1.95%)                               1,100    1,100
      --------------------------------------------------------------------------
      Carroll County, GO
             5.30%, 12/1/01                                          25       25
             -------------------------------------------------------------------
             6.00%, 11/1/01                                         500      502
      --------------------------------------------------------------------------
      Charles County, GO, Consolidated Public
             Improvement 4.70%, 2/1/02                              100      101
      --------------------------------------------------------------------------
      Frederick County, GO, BAN, VRDN (Currently 2.10%)             525      525
      --------------------------------------------------------------------------
      Frederick County EFA
          Hood College, VRDN (Currently 2.05%)                    1,500    1,500
          ----------------------------------------------------------------------
          Mount St. Marys College, VRDN (Currently 2.10%)           500      500
      --------------------------------------------------------------------------
      Harford County, GO, 4.25%, 3/1/02                              50       50
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
================================================================================

                                                                    Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Howard County, GO
          Consolidated Public Improvement
             4.00%, 2/15/02                                      $   10   $   10
             -------------------------------------------------------------------
             5.10%, 2/15/02                                         200      202
             -------------------------------------------------------------------
          BAN, 4.00%, 4/15/02                                       100      101
      --------------------------------------------------------------------------
      Maryland, GO
          State & Local Fac.
             4.25%, 8/1/02                                          350      355
             -------------------------------------------------------------------
             4.80%, 10/15/01                                         45       45
             -------------------------------------------------------------------
             4.85%, 4/15/02                                         100      101
             -------------------------------------------------------------------
             5.00%, 3/1/02                                          250      253
             -------------------------------------------------------------------
             5.10%, 3/15/02                                          35       35
             -------------------------------------------------------------------
             5.60%, 5/15/02                                         125      128
      --------------------------------------------------------------------------
      Maryland CDA
          Parklane Apartments, VRDN (Currently 2.10%) *           1,400    1,400
          ----------------------------------------------------------------------
          Single Family
             4.00%, 4/1/02 *                                         15       15
             -------------------------------------------------------------------
             4.60%, 4/1/02                                           20       20
      --------------------------------------------------------------------------
      Maryland DOT
             4.125%, 6/15/02                                        100      101
             -------------------------------------------------------------------
             4.20%, 12/15/01                                        200      201
             -------------------------------------------------------------------
             4.50%, 12/15/01                                         75       75
             -------------------------------------------------------------------
             4.90%, 9/15/01                                          25       25
      --------------------------------------------------------------------------
      Maryland Economic Dev., Chesapeake Bay Foundation
             VRDN (Currently 2.10%)                               1,200    1,200
      --------------------------------------------------------------------------
      Maryland HEFA, Mercy Ridge, VRDN (Currently 2.10%)            600      600
      --------------------------------------------------------------------------
      Maryland HHEFA
          Collington Episcopal Church
             VRDN (Currently 2.08%)                               1,300    1,300
             -------------------------------------------------------------------
          Catholic Health Service, VRDN (Currently 2.10%)         1,400    1,400
          ----------------------------------------------------------------------
          Charlestown Community, VRDN (Currently 2.05%)           1,150    1,150
          ----------------------------------------------------------------------
          Johns Hopkins Hosp., VRDN (Currently 1.95%)             1,100    1,100
          ----------------------------------------------------------------------
          Johns Hopkins Univ., 5.50%, 7/1/02                      1,000    1,025
          ----------------------------------------------------------------------
          Pooled Loan Program, VRDN (Currently 2.00%)             1,100    1,100
          ----------------------------------------------------------------------
          Suburban Hosp.
             6.00%, 7/1/21 (Prerefunded 7/1/02+)                  1,000    1,026
             -------------------------------------------------------------------
             6.50%, 7/1/17 (Prerefunded 7/1/02+)                    100      105
             -------------------------------------------------------------------
          Univ. of Maryland Medical System
             VRDN (Currently 2.10%)                               1,400    1,400
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland Stadium Auth.
          Convention Center Expansion
             5.375%, 12/15/01 (AMBAC Insured)                  $    50   $    50
             -------------------------------------------------------------------
          Sports Fac., VRDN (Currently 2.10%) *                    700       700
      --------------------------------------------------------------------------
      Montgomery County, Consolidated Public Improvement
             6.125%, 10/1/07 (Prerefunded 10/1/01+)                500       512
      --------------------------------------------------------------------------
      Montgomery County, GO
          Consolidated Public Improvement
             5.40%, 7/1/02                                         100       102
             -------------------------------------------------------------------
          TECP, BAN, 2.75%, 9/10/01                              1,400     1,400
      --------------------------------------------------------------------------
      Montgomery County Economic Dev. Auth.
          Howard Hughes Medical Fac., VRDN (Currently 2.05%)     1,200     1,200
      --------------------------------------------------------------------------
      Prince Georges County, GO
          Consolidated Public Improvement
             4.20%, 4/15/02                                         10        10
             -------------------------------------------------------------------
             4.30%, 3/15/02 (MBIA Insured)                          25        25
             -------------------------------------------------------------------
             4.625%, 3/15/02 (MBIA Insured)                        400       403
             -------------------------------------------------------------------
             4.80%, 10/1/01                                        300       301
             -------------------------------------------------------------------
             5.125%, 3/15/02 (AMBAC Insured)                        20        20
      --------------------------------------------------------------------------
      Univ. of Maryland
          Auxiliary Fac. and Tuition
             4.00%, 10/1/01                                      1,225     1,226
             -------------------------------------------------------------------
             5.00%, 4/1/02                                       1,000     1,012
      --------------------------------------------------------------------------
      Washington Suburban Sanitary Dist.
             6.20%, 11/1/02 (Prerefunded 11/1/01+)                 500       513
             -------------------------------------------------------------------
             6.20%, 6/1/09 (Prerefunded 6/1/02+)                    50        52
             -------------------------------------------------------------------
             6.50%, 11/1/11 (Prerefunded 11/1/01+)                 125       128
      --------------------------------------------------------------------------
      Washington Suburban Sanitary Dist., GO
             4.40%, 12/1/01                                        145       146
             -------------------------------------------------------------------
             4.75%, 6/1/02                                          95        96
             -------------------------------------------------------------------
             5.40%, 6/1/02                                          50        51
             -------------------------------------------------------------------
             6.10%, 11/1/01                                         85        85
             -------------------------------------------------------------------
             6.40%, 1/1/10 (Prerefunded 1/1/02+)                 2,025     2,091
             -------------------------------------------------------------------
             6.50%, 11/1/13 (Prerefunded 11/1/01+)                 300       308
      --------------------------------------------------------------------------
      Total Maryland (Cost $35,424)                                       35,424
                                                                         -------

T. ROWE PRICE MARYLAND TAX-FREE MONEY FUND
================================================================================

                                                                 Par      Value
--------------------------------------------------------------------------------
                                                                  In thousands

      PUERTO RICO 1.9%

      Puerto Rico Commonwealth, GO, Public Improvement
             6.80%, 7/1/21 (Prerefunded 7/1/02+)                $100   $    104
      --------------------------------------------------------------------------
      Puerto Rico Commonwealth
          Highway & Transportation Auth.
             6.50%, 7/1/22 (Prerefunded 7/1/02+)                 250        262
             -------------------------------------------------------------------
             6.625%, 7/1/18 (Prerefunded 7/1/02+)                200        210
      --------------------------------------------------------------------------
      Puerto Rico Telephone Auth., 5.75%, 1/1/11
          (Prerefunded 1/1/02+)                                  100        102
      --------------------------------------------------------------------------
      Total Puerto Rico (Cost $678)                                         678
                                                                       --------

Total Investments in Securities

101.4% of Net Assets (Cost $36,102)                                      36,102

Other Assets Less Liabilities                                              (510)
                                                                       --------

NET ASSETS                                                             $ 35,592
                                                                       ========

Net Assets Consist of:

Paid-in-capital applicable to 35,592,274 shares of no par
value capital stock outstanding; unlimited shares authorized             35,592
                                                                       --------

NET ASSETS                                                             $ 35,592
                                                                       ========

NET ASSET VALUE PER SHARE                                              $   1.00
                                                                       ========

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  CDA  Community Development Administration
  COP  Certificate of Participation
  DOT  Department of Transportation
  EFA  Educational Facility Authority
 GNMA  Government National Mortgage Association
   GO  General Obligation
 HEFA  Health & Educational Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================
Unaudited                                                        August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                                             Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      MARYLAND  91.5%

      Allegany County PCR, Westvaco Corp. Project
             5.90%, 7/1/04                                       $1,000   $1,064
      --------------------------------------------------------------------------
      Anne Arundel County, GO
             5.00%, 2/15/03                                       1,820    1,882
             -------------------------------------------------------------------
          Consolidated Solid Waste
             5.75%, 2/1/04 *                                        350      373
             -------------------------------------------------------------------
             6.00%, 2/1/02 *                                        350      355
             -------------------------------------------------------------------
             6.00%, 2/1/03 *                                        325      340
             -------------------------------------------------------------------
          Water and Sewer
             5.00%, 3/15/02 *                                     1,280    1,298
             -------------------------------------------------------------------
             5.00%, 3/15/03 *                                     1,345    1,392
      --------------------------------------------------------------------------
      Baltimore, GO, 7.375%, 10/15/03 (FGIC Insured)              1,000    1,098
      --------------------------------------------------------------------------
      Baltimore County, GO
          Consolidated Public Improvement, 5.50%, 6/1/04          1,000    1,070
          ----------------------------------------------------------------------
          Refunding Pension, 5.50%, 8/1/04                        1,000    1,075
      --------------------------------------------------------------------------
      Baltimore County
          Consolidated Public Improvement
             6.00%, 7/1/05 (Prerefunded 7/1/02+)                    500      524
      --------------------------------------------------------------------------
      Baltimore County Economic Dev.
          Maryvale Preparatory School Fac., 6.50%, 5/1/08         1,000    1,013
      --------------------------------------------------------------------------
      Baltimore County Metropolitan Dist.
             6.10%, 7/1/06 (Prerefunded 7/1/02+)                  2,000    2,100
      --------------------------------------------------------------------------
      Baltimore, COP, 5.25%, 4/1/04 (MBIA Insured)                2,160    2,287
      --------------------------------------------------------------------------
      Charles County, County Commissioners
          Fox Chase Apartments, 7.25%, 10/1/01                       20       20
          ----------------------------------------------------------------------
          New Forest Apartments, 7.25%, 11/1/01                      55       55
      --------------------------------------------------------------------------
      Frederick County, Public Fac., GO
             5.00%, 7/1/02                                        2,275    2,324
             -------------------------------------------------------------------
             5.00%, 12/1/02                                       1,845    1,903
             -------------------------------------------------------------------
             5.00%, 12/1/04                                       1,645    1,756
      --------------------------------------------------------------------------
      Howard County, GO
             5.00%, 8/15/03                                         500      523
             -------------------------------------------------------------------
             6.00%, 8/15/03                                         750      799
             -------------------------------------------------------------------
          Consolidated Public Improvement
             5.60%, 2/15/12 (Prerefunded 2/15/03+)                  200      210
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================

                                                                    Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland, GO
             4.85%, 10/15/02                                     $  500   $  513
             -------------------------------------------------------------------
             5.00%, 10/15/02                                        930      956
             -------------------------------------------------------------------
             5.00%, 7/15/03                                       1,000    1,044
             -------------------------------------------------------------------
             5.00%, 7/15/04                                       5,000    5,299
             -------------------------------------------------------------------
             5.20%, 3/15/04                                       2,500    2,645
             -------------------------------------------------------------------
             5.50%, 2/1/07                                          500      525
      --------------------------------------------------------------------------
      Maryland Board of Ed., COP, 5.25%, 4/1/05 (MBIA Insured)    1,275    1,368
      --------------------------------------------------------------------------
      Maryland
          DOT
             5.00%, 9/1/02                                        3,255    3,337
             -------------------------------------------------------------------
             5.00%, 9/1/03                                        3,795    3,971
             -------------------------------------------------------------------
             5.00%, 9/1/04                                        5,000    5,306
             -------------------------------------------------------------------
          COP
             5.00%, 10/15/03 *                                    2,700    2,825
             -------------------------------------------------------------------
             5.00%, 7/15/03 *                                     1,135    1,213
      --------------------------------------------------------------------------
      Maryland Economic Dev.
          Associated Jewish Charities
             5.25%, 7/15/02                                         305      309
             -------------------------------------------------------------------
             5.25%, 7/15/03                                         320      329
             -------------------------------------------------------------------
             5.50%, 7/15/04                                         340      354
             -------------------------------------------------------------------
             5.50%, 7/15/05                                         360      377
             -------------------------------------------------------------------
             5.50%, 7/15/06                                         380      400
             -------------------------------------------------------------------
             5.50%, 7/15/07                                         400      420
             -------------------------------------------------------------------
          Sheppard Pratt
             4.40%, 7/1/05                                          250      257
             -------------------------------------------------------------------
             4.55%, 7/1/06                                          250      258
      --------------------------------------------------------------------------
      Maryland Energy Fin. Admin.
          Wheelabrator Water Technologies, 5.75%, 12/1/04 *       2,570    2,731
      --------------------------------------------------------------------------
      Maryland HHEFA
          Broadmead, 4.90%, 7/1/04                                  250      258
          ----------------------------------------------------------------------
          Charity Obligation Group, 4.60%, 11/1/03                1,015    1,054
          ----------------------------------------------------------------------
          Easton Memorial Hosp
             5.00%, 7/1/02 (MBIA Insured)                           370      378
             -------------------------------------------------------------------
             5.00%, 7/1/03 (MBIA Insured)                           390      406
             -------------------------------------------------------------------
             5.00%, 7/1/04 (MBIA Insured)                           410      433
             -------------------------------------------------------------------
             5.00%, 7/1/05 (MBIA Insured)                           430      460
             -------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================

                                                                    Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland HHEFA
          Johns Hopkins Univ.
             5.50%, 7/1/02                                       $  700   $  718
             -------------------------------------------------------------------
             5.75%, 7/1/03                                        5,435    5,747
             -------------------------------------------------------------------
             6.00%, 7/1/07                                        1,000    1,135
             -------------------------------------------------------------------
          Kennedy Krieger Institute
             6.00%, 7/1/02                                          220      225
             -------------------------------------------------------------------
             6.00%, 7/1/03                                          380      398
             -------------------------------------------------------------------
             6.00%, 7/1/04                                          405      431
             -------------------------------------------------------------------
             6.00%, 7/1/05                                          430      464
             -------------------------------------------------------------------
          Sinai Hosp.
             5.10%, 7/1/03 (AMBAC Insured)                        1,100    1,148
             -------------------------------------------------------------------
          Univ. of Maryland Medical Center
             6.00%, 7/1/03                                          200      209
             -------------------------------------------------------------------
          Washington County Hosp. Endowment
             6.00%, 7/1/05                                          200      213
             -------------------------------------------------------------------
             6.375%, 7/1/22 (AMBAC Insured) (Prerefunded
             7/1/02+)                                             1,265    1,331
             -------------------------------------------------------------------
      Maryland Ind. Dev. Fin. Auth., Way Station, 4.90%,
             1/2/03                                               1,995    2,007
      --------------------------------------------------------------------------
      Maryland Stadium Auth., Sports Fac.
             VRDN (Currently 2.10%) *                               145      145
      --------------------------------------------------------------------------
      Maryland Transportation Auth. Fac., 5.40%, 7/1/02           2,000    2,048
      --------------------------------------------------------------------------
      Montgomery County, 5.10%, 4/1/04                              380      401
      --------------------------------------------------------------------------
      Montgomery County, GO
             6.30%, 4/1/04                                          950    1,032
             -------------------------------------------------------------------
          Consolidated Public Improvement
             5.25%, 1/1/04                                        2,575    2,715
             -------------------------------------------------------------------
             5.50%, 7/1/03                                        2,305    2,425
             -------------------------------------------------------------------
             5.60%, 7/1/04                                        4,000    4,301
             -------------------------------------------------------------------
             5.70%, 7/1/05                                          965    1,058
      --------------------------------------------------------------------------
      Northeast Maryland Waste Disposal Auth.
          Montgomery County Resources
             5.60%, 7/1/02 *                                      2,000    2,046
             -------------------------------------------------------------------
             5.70%, 7/1/03 *                                      4,260    4,466
             -------------------------------------------------------------------
             5.80%, 7/1/04 (MBIA Insured) *                       2,875    3,094
             -------------------------------------------------------------------
             7.10%, 1/1/03 (MBIA Insured)                         1,180    1,248
             -------------------------------------------------------------------
          Solid Waste, 5.90%, 7/1/05 *                            2,250    2,446
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================

                                                                 Par       Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Prince George's County
          Collington Episcopal, 5.40%, 4/1/02                 $  450    $    453
          ----------------------------------------------------------------------
          Dimensions Health
             7.25%, 7/1/17 (Prerefunded 7/1/02+)               5,500       5,821
      --------------------------------------------------------------------------
      Prince George's County COP, 4.50%, 6/15/03
          (MBIA Insured)                                       2,000       2,065
      --------------------------------------------------------------------------
      Prince George's County Housing Auth., Largo Oxford
             4.50%, 12/1/07 (Prerefunded 12/1/01+)             2,000       2,010
      --------------------------------------------------------------------------
      Prince George's County, IDA, PCR, Int'l. Paper
             4.25%, 7/15/02                                    1,850       1,851
      --------------------------------------------------------------------------
      Univ. of Maryland
             5.00%, 4/1/04                                     2,000       2,109
             -------------------------------------------------------------------
             5.50%, 4/1/10 (Prerefunded 4/1/03+)               1,000       1,063
             -------------------------------------------------------------------
             6.40%, 4/1/06                                       500         531
      --------------------------------------------------------------------------
      Washington Suburban Sanitary Dist.
             6.10%, 6/1/07 (Prerefunded 6/1/04+)                 500         542
      --------------------------------------------------------------------------
      Worcester County, 5.10%, 8/1/04                          1,000       1,064
      --------------------------------------------------------------------------
      Total Maryland (Cost $116,717)                                     119,847
                                                                        --------

      PUERTO RICO 6.6%

      Children's Trust Fund, 4.90%, 7/1/05                       585         607
      --------------------------------------------------------------------------
      Puerto Rico Ind. Medical & Environmental, PCR,
          4.25%, 9/1/03                                        1,500       1,534
      --------------------------------------------------------------------------
      Puerto Rico Municipal Fin. Agency, 5.50%, 8/1/02         3,825       3,931
      --------------------------------------------------------------------------
      Puerto Rico Telephone Auth.
             5.45%, 1/16/15 (MBIA Insured)
             (Prerefunded 1/1/03+)                             2,400       2,522
      --------------------------------------------------------------------------
      Total Puerto Rico (Cost $8,403)                                      8,594
                                                                        --------

T. ROWE PRICE MARYLAND SHORT-TERM TAX-FREE BOND FUND
================================================================================

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

98.1% of Net Assets (Cost $125,120)                                   $ 128,441

Other Assets Less Liabilities                                             2,481
                                                                      ---------

NET ASSETS                                                            $ 130,922
                                                                      =========

Net Assets Consist of:

Accumulated net investment income - net of distributions              $       2

Accumulated net realized gain/loss - net of distributions                  (225)

Net unrealized gain (loss)                                                3,321

Paid-in-capital applicable to 24,979,998 no par value shares of beneficial interest outstanding; unlimited number of shares
authorized                                                              127,824
                                                                      ---------

NET ASSETS                                                            $ 130,922
                                                                      =========

NET ASSET VALUE PER SHARE                                             $    5.24
                                                                      =========

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  COP  Certificates of Participation
  DOT  Department of Transportation
 FGIC  Financial Guaranty Insurance Company
   GO  General Obligation
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================
Unaudited                                                        August 31, 2001

-----------------------
STATEMENT OF NET ASSETS                                           Par      Value
--------------------------------------------------------------------------------
                                                                   In thousands

      MARYLAND 95.1%

      Anne Arundel County
          Consolidated General Improvement, GO
             4.50%, 8/1/24                                    $ 3,250    $ 3,102
             -------------------------------------------------------------------
             6.30%, 8/1/16 (Prerefunded 8/1/05+)                  775        873
             -------------------------------------------------------------------
             6.30%, 8/1/19 (Prerefunded 8/1/05+)                  725        817
             -------------------------------------------------------------------
             6.30%, 8/1/20 (Prerefunded 8/1/05+)                  705        794
             -------------------------------------------------------------------
             6.30%, 8/1/21 (Prerefunded 8/1/05+)                  790        890
             -------------------------------------------------------------------
          Consolidated Water and Sewer, GO
             4.50%, 8/1/24                                      2,910      2,770
             -------------------------------------------------------------------
             6.30%, 8/1/22 (Prerefunded 8/1/05+)                  450        507
             -------------------------------------------------------------------
             6.30%, 8/1/24 (Prerefunded 8/1/05+)                  720        811
             -------------------------------------------------------------------
          National Business Park, 7.375%, 7/1/28                3,500      3,807
          ----------------------------------------------------------------------
          Special Tax Dist., Farmington Village, 6.25%,
             6/1/25                                             4,222      4,224
      --------------------------------------------------------------------------
      Baltimore City
          Board of Ed. Admin., COP
             5.00%, 4/1/14 (MBIA Insured)                       3,635      3,839
             -------------------------------------------------------------------
             5.00%, 4/1/16 (MBIA Insured)                       4,000      4,163
             -------------------------------------------------------------------
          Consolidated Public Improvement, GO
             Zero Coupon, 10/15/06 (FGIC Insured)               3,100      2,525
             -------------------------------------------------------------------
             Zero Coupon, 10/15/11 (FGIC Insured)               1,240        802
             -------------------------------------------------------------------
             5.50%, 10/15/16 (FGIC Insured)                       775        869
             -------------------------------------------------------------------
             7.00%, 10/15/07 (MBIA Insured)                       500        597
             -------------------------------------------------------------------
             7.00%, 10/15/08 (MBIA Insured)                     5,190      6,275
             -------------------------------------------------------------------
             7.50%, 10/15/09 (FGIC Insured)                     2,635      3,316
             -------------------------------------------------------------------
          Convention Center
             6.00%, 9/1/17 (FGIC Insured)
             (Prerefunded 9/1/04+)                              5,200      5,663
             -------------------------------------------------------------------
          COP, 5.25%, 4/1/06 (MBIA Insured)                     2,000      2,166
          ----------------------------------------------------------------------
          Parking Fac.
             5.25%, 7/1/21 (FGIC Insured)                       2,000      2,146
             -------------------------------------------------------------------
             6.00%, 7/1/14 (FGIC Insured)                       5,155      6,046
             -------------------------------------------------------------------
             6.00%, 7/1/15 (FGIC Insured)                       5,460      6,414
             -------------------------------------------------------------------
             6.00%, 7/1/16 (FGIC Insured)                       5,785      6,792
             -------------------------------------------------------------------
             6.00%, 7/1/17 (FGIC Insured)                       6,135      7,207
             -------------------------------------------------------------------
             6.00%, 7/1/18 (FGIC Insured)                       6,505      7,622
             -------------------------------------------------------------------
          Port Fac., E.I. DuPont - Conoco, 6.50%, 10/1/11      10,900     11,456
          ----------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                   In thousands

      Baltimore City
          Tindeco Wharf Apartments
             6.60%, 12/20/24 (GNMA Guaranteed)                 $ 1,000   $ 1,036
             -------------------------------------------------------------------
          Wastewater
             5.60%, 7/1/13 (MBIA Insured)                       19,300    21,645
             -------------------------------------------------------------------
             5.625%, 7/1/30 (FSA Insured)                        5,000     5,323
             -------------------------------------------------------------------
             5.65%, 7/1/20 (MBIA Insured)                        2,000     2,220
             -------------------------------------------------------------------
          Water
             5.80%, 7/1/15 (FGIC Insured)                        3,350     3,609
             -------------------------------------------------------------------
             6.00%, 7/1/15 (FGIC Insured)                        6,250     7,342
             -------------------------------------------------------------------
             6.00%, 7/1/16  (FSA Insured)                        1,230     1,393
             -------------------------------------------------------------------
             6.00%, 7/1/19 (FSA Insured)                           750       842
             -------------------------------------------------------------------
             6.00%, 7/1/20 (FSA Insured)                           990     1,105
             -------------------------------------------------------------------
             6.00%, 7/1/21 (FSA Insured)                         1,650     1,836
      --------------------------------------------------------------------------
      Baltimore City, GO
             Zero Coupon, 10/15/08 (FGIC Insured)                1,785     1,470
             -------------------------------------------------------------------
             Zero Coupon, 10/15/08 (FGIC Insured)
             (Prerefunded 10/15/05+)                             2,015     1,272
             -------------------------------------------------------------------
             Zero Coupon, 10/15/09 (FGIC Insured)                2,170     1,477
             -------------------------------------------------------------------
             Zero Coupon, 10/15/09 (FGIC Insured)
             (Prerefunded 10/15/05+)                             2,430     1,668
             -------------------------------------------------------------------
             Zero Coupon, 10/15/11 (FGIC Insured)                3,525     2,116
             -------------------------------------------------------------------
             Zero Coupon, 10/15/11 (FGIC Insured)
             (Prerefunded 10/15/05+)                             3,975     2,408
      --------------------------------------------------------------------------
      Baltimore County
          North Brooke Apartments
             6.35%, 1/20/21 (GNMA Guaranteed)                    3,000     3,159
             -------------------------------------------------------------------
          Pickersgill Retirement Community
             7.70%, 1/1/21 (Prerefunded 1/1/02+)                 3,550     3,680
      --------------------------------------------------------------------------
      Baltimore County Economic Dev.
          Maryvale Preparatory School Fac., 6.50%, 5/1/11          600       588
      --------------------------------------------------------------------------
      Baltimore County, GO
             5.00%, 6/1/19                                       1,960     2,027
             -------------------------------------------------------------------
             5.00%, 6/1/20                                       1,465     1,504
             -------------------------------------------------------------------
             5.00%, 6/1/22                                       3,225     3,291
             -------------------------------------------------------------------
          Pension Funding
             5.125%, 8/1/14                                      4,300     4,564
             -------------------------------------------------------------------
             5.125%, 8/1/15                                      4,195     4,426
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                    Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Calvert County, PCR, Baltimore Gas and Electric
             5.55%, 7/15/14                                      $5,650   $5,926
             -------------------------------------------------------------------
      Carroll County
             Consolidated Public Improvement
             County Commissioners, GO
             5.50%, 12/1/16                                       1,130    1,234
             -------------------------------------------------------------------
             5.50%, 12/1/18                                       1,000    1,082
             -------------------------------------------------------------------
             5.50%, 12/1/19                                       1,000    1,079
             -------------------------------------------------------------------
             5.625%, 10/1/20                                      1,900    2,027
             -------------------------------------------------------------------
          Copper Ridge, 7.75%, 1/1/18 (Prerefunded 1/1/03+)       3,000    3,250
      --------------------------------------------------------------------------
      Charles County
          Holly Station, 6.45%, 5/1/26 (FHA Guaranteed)           1,780    1,882
          ----------------------------------------------------------------------
          New Forest Apartments
             6.10%, 11/1/28 (FHA Guaranteed)                      5,000    5,267
      --------------------------------------------------------------------------
      Frederick County
          Buckingham's Choice, 5.90%, 1/1/17                      1,855    1,661
          General Improvement, GO
             6.125%, 12/1/09 (FGIC Insured)                       1,840    1,958
             -------------------------------------------------------------------
          Public Fac., GO
             5.00%, 12/1/09                                       2,295    2,498
             -------------------------------------------------------------------
             5.00%, 12/1/10                                       2,855    3,113
             -------------------------------------------------------------------
             5.00%, 12/1/12                                       2,895    3,132
             -------------------------------------------------------------------
             5.10%, 12/1/17                                       2,950    3,109
             -------------------------------------------------------------------
             5.15%, 12/1/18                                       1,245    1,311
             -------------------------------------------------------------------
             5.20%, 12/1/19                                       3,000    3,160
             -------------------------------------------------------------------
             5.25%, 7/1/15                                          925      991
             -------------------------------------------------------------------
             5.25%, 12/1/20                                       1,990    2,096
             -------------------------------------------------------------------
             5.75%, 7/1/19                                        6,430    7,054
      --------------------------------------------------------------------------
      Frederick County Ed. Fac., Hood College
             VRDN (Currently 2.05%)                               2,660    2,660
      --------------------------------------------------------------------------
      Gaithersburg Hosp. Fac., Shady Grove Adventist Hosp.
             6.50%, 9/1/12 (FSA Insured)                          5,000    5,995
      --------------------------------------------------------------------------
      Howard County Golf Course Fac.
             6.00%, 2/15/21                                       3,110    3,257
      --------------------------------------------------------------------------
      Howard County, GO
          COP, 8.15%, 2/15/20                                       465      646
          ----------------------------------------------------------------------
          Consolidated Public Improvement
             5.00%, 2/15/07                                       1,250    1,347
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland CDA
             5.85%, 7/1/27 *                                   $ 7,000   $ 7,109
             -------------------------------------------------------------------
             5.875%, 7/1/16                                      3,490     3,690
             -------------------------------------------------------------------
             6.20%, 7/1/23 *                                     3,885     4,046
             -------------------------------------------------------------------
          Residential
             5.375%, 9/1/22 *                                    5,000     5,078
             -------------------------------------------------------------------
             5.50%, 9/1/22 *                                     4,230     4,318
             -------------------------------------------------------------------
             5.60%, 9/1/28 *                                     3,000     3,058
             -------------------------------------------------------------------
             5.80%, 9/1/32 *                                     4,000     4,106
             -------------------------------------------------------------------
             5.85%, 9/1/21 *                                     5,000     5,215
             -------------------------------------------------------------------
             5.875%, 9/1/25 *                                    5,000     5,211
             -------------------------------------------------------------------
             5.95%, 9/1/29 *                                    20,475    21,191
             -------------------------------------------------------------------
             5.95%, 9/1/29 (FHA Guaranteed) *                    6,000     6,257
             -------------------------------------------------------------------
             6.125%, 9/1/20 *                                    5,160     5,493
             -------------------------------------------------------------------
          Single Family
             5.40%, 4/1/11                                       1,000     1,073
             -------------------------------------------------------------------
             5.95%, 4/1/16                                         900       953
             -------------------------------------------------------------------
             6.00%, 4/1/17                                       2,500     2,569
             -------------------------------------------------------------------
             6.45%, 4/1/14                                       1,000     1,037
             -------------------------------------------------------------------
             6.75%, 4/1/10 *                                     5,000     5,161
             -------------------------------------------------------------------
             6.75%, 4/1/26 *                                     8,820     9,127
             -------------------------------------------------------------------
             6.80%, 4/1/22 *                                     2,660     2,754
             -------------------------------------------------------------------
             6.80%, 4/1/24 *                                     2,630     2,723
             -------------------------------------------------------------------
             7.00%, 4/1/14                                       2,720     2,833
             -------------------------------------------------------------------
             7.05%, 4/1/17                                       4,750     4,947
             -------------------------------------------------------------------
             7.25%, 4/1/19 *                                     5,280     5,420
      --------------------------------------------------------------------------
      Maryland, GO
          State and Local Fac.
             5.125%, 8/1/05                                      5,000     5,386
             -------------------------------------------------------------------
             5.25%, 7/15/10                                      5,000     5,529
             -------------------------------------------------------------------
             5.25%, 7/15/13                                     18,900    20,417
             -------------------------------------------------------------------
             5.25%, 7/15/14                                     10,045    10,832
             -------------------------------------------------------------------
             5.50%, 3/1/10                                      10,000    11,202
             -------------------------------------------------------------------
             5.50%, 7/15/15                                      5,000     5,633
             -------------------------------------------------------------------
             5.70%, 3/15/10                                      5,000     5,394
             -------------------------------------------------------------------
             5.75%, 8/1/15                                      20,590    23,150
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland Dept. of Transportation
             5.00%, 12/15/06                                   $ 2,020   $ 2,187
             -------------------------------------------------------------------
             5.00%, 12/15/07                                     2,000     2,169
      --------------------------------------------------------------------------
      Maryland Economic Dev. Corp.
          Associated Jewish Charities
             VRDN (Currently 2.20%) *                            2,000     2,000
             -------------------------------------------------------------------
             5.67%, 7/15/29                                     16,645    16,529
             -------------------------------------------------------------------
          Univ. Village at Sheppard Pratt, 6.00%, 7/1/33         4,000     4,233
      --------------------------------------------------------------------------
      Maryland Energy Fin. Admin.
          Wheelabrator Technologies
             6.30%, 12/1/10 *                                    6,145     6,689
             -------------------------------------------------------------------
             6.45%, 12/1/16 *                                    2,600     2,781
      --------------------------------------------------------------------------
      Maryland HEFA, Mercy Ridge, VRDN (Currently 2.10%)           100       100
      --------------------------------------------------------------------------
      Maryland HHEFA
          Anne Arundel Medical Center
             5.125%, 7/1/33 (FSA Insured)                        7,000     7,073
             -------------------------------------------------------------------
          Bradford Oaks Nursing and Rehabilitation Center
             6.375%, 1/1/19                                      1,500     1,342
             -------------------------------------------------------------------
             6.375%, 1/1/27                                      2,075     1,797
             -------------------------------------------------------------------
          Catholic Health Initiatives, 6.00%, 12/1/20            3,400     3,688
          ----------------------------------------------------------------------
          Catholic Health Service, VRDN (Currently 2.10%)        3,840     3,840
          ----------------------------------------------------------------------
          Chesapeake Hosp., 5.375%, 1/1/28 (FSA Insured)         2,250     2,331
          ----------------------------------------------------------------------
          Collington Episcopal
             6.75%, 4/1/20                                       1,000     1,013
             -------------------------------------------------------------------
             6.75%, 4/1/23                                       5,800     5,843
             -------------------------------------------------------------------
          Deaton Hosp., VRDN (Currently 2.10%)                   2,630     2,630
          ----------------------------------------------------------------------
          Doctor's Community Hosp.
             5.50%, 7/1/24                                       7,495     6,396
             -------------------------------------------------------------------
             5.75%, 7/1/13                                       3,080     2,874
             -------------------------------------------------------------------
          Francis Scott Key Medical Center
             5.00%, 7/1/18 (FGIC Insured)                        4,880     4,939
             -------------------------------------------------------------------
          Frederick Memorial Hosp.
             5.00%, 7/1/23 (FGIC Insured)                        5,500     5,522
             -------------------------------------------------------------------
          Good Samaritan Hosp.
             5.60%, 7/1/06 (Escrowed to Maturity)                1,545     1,702
             -------------------------------------------------------------------
             5.60%, 7/1/07 (Escrowed to Maturity)                1,875     2,082
             -------------------------------------------------------------------
             5.75%, 7/1/13 (Escrowed to Maturity)                2,480     2,786
             -------------------------------------------------------------------
             5.75%, 7/1/13 (AMBAC Insured)
             (Escrowed to Maturity)                              1,520     1,707
             -------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland HHEFA
          Helix Health
             5.00%, 7/1/27 (AMBAC Insured)
             (Escrowed to Maturity)                            $ 9,455   $ 9,737
             -------------------------------------------------------------------
             5.125%, 7/1/10 (AMBAC Insured)
             (Escrowed to Maturity)                              2,485     2,709
             -------------------------------------------------------------------
             5.25%, 8/15/38 (AMBAC Insured)                     14,700    14,325
             -------------------------------------------------------------------
          Howard County General Hosp.
             5.50%, 7/1/21 (Escrowed to Maturity)                5,000     5,224
             -------------------------------------------------------------------
          Johns Hopkins Hosp.
             VRDN (Currently 1.95%)                                600       600
             -------------------------------------------------------------------
             Zero Coupon, 7/1/19                                 9,460     3,813
             -------------------------------------------------------------------
             4.50%, 5/15/35                                      2,000     1,817
             -------------------------------------------------------------------
             5.00%, 5/15/13                                      1,465     1,534
             -------------------------------------------------------------------
             5.00%, 5/15/21                                      4,100     4,103
             -------------------------------------------------------------------
             5.00%, 5/15/26                                      4,935     4,921
             -------------------------------------------------------------------
             5.00%, 7/1/27 (AMBAC Insured)                         650       654
             -------------------------------------------------------------------
             5.00%, 5/15/34                                      6,470     6,403
             -------------------------------------------------------------------
             5.00%, 7/1/34 (AMBAC Insured)                       3,600     3,610
             -------------------------------------------------------------------
             5.00%, 7/1/41                                       7,000     6,916
             -------------------------------------------------------------------
             5.50%, 5/15/38                                     10,590    11,278
             -------------------------------------------------------------------
             6.625%, 7/1/08 (Escrowed to Maturity)               2,000     2,241
             -------------------------------------------------------------------
          Johns Hopkins Medical Institute Parking Fac.
             5.375%, 7/1/20 (AMBAC Insured)                      5,550     5,786
             -------------------------------------------------------------------
             5.50%, 7/1/26 (AMBAC Insured)                       3,220     3,363
             -------------------------------------------------------------------
          Johns Hopkins Univ.
             5.125%, 7/1/20                                      8,910     9,189
             -------------------------------------------------------------------
             5.25%, 7/1/15                                       3,500     3,747
             -------------------------------------------------------------------
             5.25%, 7/1/16                                       9,540    10,156
             -------------------------------------------------------------------
             5.25%, 7/1/17                                       3,100     3,282
             -------------------------------------------------------------------
             6.00%, 7/1/07                                       1,065     1,209
             -------------------------------------------------------------------
             6.00%, 7/1/39                                      18,645    21,540
             -------------------------------------------------------------------
          Loyola College
             VRDN (Currently 2.00%) (MBIA Insured)               1,300     1,300
             -------------------------------------------------------------------
             5.00%, 10/1/39                                      8,200     8,083
             -------------------------------------------------------------------
             5.375%, 10/1/26 (MBIA Insured)                      5,820     6,047
             -------------------------------------------------------------------
          Maryland General Hosp.
             6.20%, 7/1/24 (MBIA Insured)                        4,000     4,255
             -------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland HHEFA
          Mercy Medical Center
             5.75%, 7/1/26 (FSA Insured)                       $ 1,500   $ 1,597
             -------------------------------------------------------------------
             6.50%, 7/1/13 (FSA Insured)                         2,155     2,541
             -------------------------------------------------------------------
          North Arundel Hosp.
             VRDN (Currently 2.05%)                                350       350
             -------------------------------------------------------------------
             6.50%, 7/1/26                                       1,700     1,835
             -------------------------------------------------------------------
             6.50%, 7/1/31                                       4,420     4,765
             -------------------------------------------------------------------
          Peninsula Regional Medical Center
             5.00%, 7/1/23 (MBIA Insured)                        7,000     7,029
             -------------------------------------------------------------------
          Union Hosp. of Cecil County
             6.625%, 7/1/12 (Prerefunded 7/1/02+)                1,545     1,628
             -------------------------------------------------------------------
          Univ. of Maryland Medical System
             6.625%, 7/1/20                                      5,065     5,556
             -------------------------------------------------------------------
             6.75%, 7/1/30                                      15,285    16,768
             -------------------------------------------------------------------
             7.00%, 7/1/22 (FGIC Insured)                        2,020     2,598
             -------------------------------------------------------------------
          Upper Chesapeake Hosp.
             5.125%, 1/1/38 (FSA Insured)                        4,765     4,813
      --------------------------------------------------------------------------
      Maryland Ind. Dev. Fin. Auth.
          American Center for Physics Headquarters Fac.
             5.25%, 12/15/13                                       730       790
             -------------------------------------------------------------------
             5.25%, 12/15/14                                       910       980
             -------------------------------------------------------------------
             5.25%, 12/15/15                                       640       683
             -------------------------------------------------------------------
             6.25%, 1/1/07 (Prerefunded 1/1/03+)                 5,770     6,119
             -------------------------------------------------------------------
             6.375%, 1/1/12 (Prerefunded 1/1/03+)                5,900     6,300
             -------------------------------------------------------------------
             6.625%, 1/1/17 (Prerefunded 1/1/03+)                4,250     4,552
             -------------------------------------------------------------------
          Bon Secours Health, 5.929%, 12/1/00 (FSA Insured)     15,000    17,056
          ----------------------------------------------------------------------
          Holy Cross Health, 5.60%, 12/1/09                      2,780     3,094
      --------------------------------------------------------------------------
      Maryland Local Gov't. Insurance Trust, GO, COP
             7.125%, 8/1/09                                      3,000     3,085
      --------------------------------------------------------------------------
      Maryland National Capital Park Planning Commission
          Little Bennett Golf Fac.
             8.25%, 10/1/11 (Prerefunded 10/1/02+)               1,890     2,040
      --------------------------------------------------------------------------
      Maryland Stadium Auth.
          Baltimore Convention Center Expansion
             5.875%, 12/15/11 (AMBAC Insured)                    2,025     2,182
             -------------------------------------------------------------------
          Sports Fac., VRDN (Currently 2.10%) *                 11,700    11,700
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Maryland Transportation Auth.
             Zero Coupon, 7/1/07 (FGIC Insured)                $ 8,500   $ 6,824
             -------------------------------------------------------------------
             Zero Coupon, 7/1/08 (FGIC Insured)                  2,000     1,527
             -------------------------------------------------------------------
             Zero Coupon, 7/1/09 (FGIC Insured)                 10,410     7,557
             -------------------------------------------------------------------
             5.75%, 7/1/15                                       2,000     2,047
             -------------------------------------------------------------------
             6.80%, 7/1/16 (Escrowed to Maturity)               18,250    21,827
             -------------------------------------------------------------------
          Baltimore-Washington Int'l. Airport
             6.25%, 7/1/14 (FGIC Insured) *                      3,305     3,613
      --------------------------------------------------------------------------
      Maryland Water Quality Fin. Admin.
          Revolving Loan Fund
             Zero Coupon, 9/1/02                                 1,185     1,153
             -------------------------------------------------------------------
             Zero Coupon, 9/1/07                                 1,125       892
             -------------------------------------------------------------------
             6.00%, 9/1/15                                       1,600     1,679
             -------------------------------------------------------------------
             6.70%, 9/1/13 (Prerefunded 9/1/01+)                 1,280     1,306
             -------------------------------------------------------------------
             7.10%, 9/1/13 (Prerefunded 9/1/01+)                   985     1,005
      --------------------------------------------------------------------------
      Montgomery County
          Golf Course, 6.125%, 10/1/22                           2,260     2,293
      --------------------------------------------------------------------------
      Montgomery County, GO
             5.00%, 2/1/18                                       7,000     7,271
             -------------------------------------------------------------------
             5.00%, 2/1/19                                       7,000     7,234
             -------------------------------------------------------------------
             5.00%, 2/1/20                                       4,000     4,105
             -------------------------------------------------------------------
             5.00%, 2/1/21                                       5,760     5,890
             -------------------------------------------------------------------
          TECP, BAN, 2.75%, 9/10/01                              5,000     5,001
          Consolidated Public Improvement
             4.75%, 2/1/12                                       2,440     2,582
             -------------------------------------------------------------------
             5.00%, 2/1/10                                       6,500     7,042
             -------------------------------------------------------------------
             5.375%, 5/1/09                                      2,850     3,132
             -------------------------------------------------------------------
             5.375%, 5/1/10                                      2,700     2,954
             -------------------------------------------------------------------
             5.375%, 5/1/16                                      4,000     4,273
             -------------------------------------------------------------------
             5.50%, 1/1/14                                       5,760     6,357
             -------------------------------------------------------------------
             5.50%, 4/1/14                                       2,500     2,684
             -------------------------------------------------------------------
             6.00%, 1/1/20                                       6,500     7,317
             -------------------------------------------------------------------
             6.125%, 10/1/13 (Prerefunded 10/1/04+)              2,500     2,783
             -------------------------------------------------------------------
             6.125%, 10/1/14 (Prerefunded 10/1/04+)              3,150     3,507
      --------------------------------------------------------------------------
      Montgomery County Housing Opportunities Commission
          Damascus Gardens Dev., Multi Family
             7.375%, 8/15/17 (FHA Guaranteed)
             (Escrowed to Maturity)                              3,525     4,327
             -------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                   Par     Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Montgomery County Housing Opportunities Commission
          Multi-Family
             6.10%, 7/1/30                                     $ 4,620   $ 4,922
             -------------------------------------------------------------------
             6.25%, 7/1/25                                       5,500     5,800
             -------------------------------------------------------------------
             7.50%, 7/1/24                                       3,000     3,145
             -------------------------------------------------------------------
          Single Family
             Zero Coupon, 7/1/31                                10,610     1,654
             -------------------------------------------------------------------
             5.75%, 7/1/13                                       1,715     1,840
             -------------------------------------------------------------------
             5.90%, 7/1/17                                       1,510     1,552
             -------------------------------------------------------------------
             6.00%, 7/1/17                                       3,725     3,838
             -------------------------------------------------------------------
             6.50%, 7/1/11                                       2,365     2,453
             -------------------------------------------------------------------
             6.65%, 7/1/16                                       2,075     2,203
             -------------------------------------------------------------------
             6.80%, 7/1/17                                       2,015     2,054
             -------------------------------------------------------------------
             6.90%, 7/1/19                                       2,000     2,006
      --------------------------------------------------------------------------
      Montgomery County, PCR, Potomac Electric, 5.375%,
          2/15/24                                                4,110     4,187
      --------------------------------------------------------------------------
      Morgan State Univ., Academic Fees and Auxiliary Fac.
             6.05%, 7/1/15 (MBIA Insured)                        1,100     1,295
      --------------------------------------------------------------------------
      Northeast Maryland Waste Disposal Auth.
          Baltimore Resco Retrofit, 5.00%, 1/1/12 *              6,060     5,949
          ----------------------------------------------------------------------
          Montgomery County Resources
             6.00%, 7/1/08 *                                    10,000    11,153
             -------------------------------------------------------------------
             6.20%, 7/1/10 *                                     8,025     8,440
             -------------------------------------------------------------------
             6.30%, 7/1/16 *                                     7,540     7,889
             -------------------------------------------------------------------
             6.30%, 7/1/16 (MBIA Insured) *                     17,735    18,889
      --------------------------------------------------------------------------
      Prince George's County
          Dimensions Health
             5.375%, 7/1/14                                      2,685     1,356
             -------------------------------------------------------------------
             7.00%, 7/1/22 (Prerefunded 7/1/02+)                 2,660     2,812
             -------------------------------------------------------------------
             7.20%, 7/1/06                                         420       301
             -------------------------------------------------------------------
             7.20%, 7/1/06 (Prerefunded 7/1/02+)                 1,985     2,101
      --------------------------------------------------------------------------
      Prince Georges County, GO
          Consolidated Public Improvement, 5.125%, 10/1/11       2,220     2,431
      --------------------------------------------------------------------------
      Prince George's County Housing Auth.
             6.15%, 8/1/19 *                                       655       697
             -------------------------------------------------------------------
             6.20%, 2/1/32 *                                       875       944
             -------------------------------------------------------------------
          New Keystone, 6.80%, 7/1/25 (MBIA Insured)             2,600     2,665
          ----------------------------------------------------------------------
          Riverview Terrace Apartments
             6.70%, 6/20/20 (GNMA Guaranteed)                    1,500     1,596
             -------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                    Par    Value
--------------------------------------------------------------------------------
                                                                    In thousands

      Prince George's County Housing Auth.
          Stevenson Apartments
             6.35%, 7/20/20 (GNMA Guaranteed)                    $2,200   $2,279
      --------------------------------------------------------------------------
      Prince George's County IDA, Upper Marlboro Justice
          Center
             5.25%, 6/30/19 (MBIA Insured)                        1,500    1,531
      --------------------------------------------------------------------------
      Prince George's County, PCR, Potomac Electric
             5.75%, 3/15/10                                       6,250    7,044
             -------------------------------------------------------------------
             6.375%, 1/15/23                                      7,175    7,477
      --------------------------------------------------------------------------
      Queen Annes County, GO
          School & Public Fac.
             5.25%, 1/15/15 (FGIC Insured)                        2,040    2,197
             -------------------------------------------------------------------
             5.25%, 1/15/16 (FGIC Insured)                        1,375    1,471
      --------------------------------------------------------------------------
      St. Mary's County, GO
          Consolidated Public Improvement
             5.50%, 10/1/13                                       1,680    1,858
             -------------------------------------------------------------------
             6.00%, 10/1/15                                       1,875    2,136
             -------------------------------------------------------------------
             6.00%, 10/1/16                                       1,980    2,245
             -------------------------------------------------------------------
             6.00%, 10/1/17                                       1,095    1,238
             -------------------------------------------------------------------
             6.00%, 10/1/18                                       2,115    2,384
             -------------------------------------------------------------------
             6.00%, 10/1/19                                       2,345    2,636
      --------------------------------------------------------------------------
      Univ. of Maryland
             5.00%, 4/1/19                                        5,080    5,228
             -------------------------------------------------------------------
             5.00%, 4/1/20                                        5,330    5,448
             -------------------------------------------------------------------
             5.00%, 4/1/21                                        5,100    5,193
             -------------------------------------------------------------------
             5.25%, 10/1/12                                       3,005    3,273
             -------------------------------------------------------------------
             5.25%, 10/1/13                                       4,770    5,164
             -------------------------------------------------------------------
             5.375%, 10/1/16                                      3,960    4,254
             -------------------------------------------------------------------
             5.60%, 4/1/11                                        3,155    3,405
             -------------------------------------------------------------------
             5.75%, 4/1/17                                        4,400    4,703
             -------------------------------------------------------------------
             5.75%, 10/1/20                                       6,555    7,167
             -------------------------------------------------------------------
          Auxiliary Fac. & Tuition
             6.375%, 4/1/09 (Prerefunded 10/1/02+)                2,100    2,229
             -------------------------------------------------------------------
             6.50%, 4/1/12 (Prerefunded 10/1/02+)                   440      467
      --------------------------------------------------------------------------
      Washington Suburban Sanitary Dist., GO
             5.00%, 6/1/10                                        3,000    3,145
             -------------------------------------------------------------------
             5.00%, 6/1/14                                        1,000    1,033
             -------------------------------------------------------------------
             6.20%, 6/1/11                                        2,400    2,511
             -------------------------------------------------------------------
             6.20%, 6/1/12                                        1,500    1,569
             -------------------------------------------------------------------
             6.40%, 1/1/15                                        2,270    2,342
             -------------------------------------------------------------------
             6.625%, 6/1/18 (Prerefunded 6/1/04+)                 3,665    4,025
      --------------------------------------------------------------------------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                Par        Value
--------------------------------------------------------------------------------
                                                                  In thousands

      Worcester County Sanitation Dist.
             6.50%, 8/15/12 (Prerefunded 8/15/02+)          $ 1,265   $    1,338
      --------------------------------------------------------------------------
      Total Maryland (Cost $1,059,718)                                 1,132,641
                                                                      ----------

      PUERTO RICO 5.2%

      Children's Trust Fund, 6.00%, 7/1/26                    2,500        2,688
      --------------------------------------------------------------------------
      Puerto Rico Commonwealth, Public Improvement
             5.375%, 7/1/21 (MBIA Insured)                    3,000        3,158
             -------------------------------------------------------------------
      Puerto Rico Commonwealth, GO
             5.125%, 7/1/30 (FSA Insured)                    18,630       19,058
             -------------------------------------------------------------------
             5.50%, 7/1/14 (FGIC Insured)                     4,000        4,412
             -------------------------------------------------------------------
             6.25%, 7/1/12 (MBIA Insured)                     1,750        2,099
      --------------------------------------------------------------------------
      Puerto Rico Highway & Transportation Auth.
             5.50%, 7/1/15 (FSA Insured)                      5,000        5,659
             -------------------------------------------------------------------
             5.875%, 7/1/21 (MBIA Insured)                    3,020        3,380
      --------------------------------------------------------------------------
      Puerto Rico Ind., Tourist, Ed., Medical &
          Environmental Fac.
          Cogen Fac., 6.625%, 6/1/26 *                        2,000        2,189
      --------------------------------------------------------------------------
      Puerto Rico Infrastructure Fin. Auth.
             5.00%, 7/1/12 (AMBAC Insured)                    3,450        3,674
             -------------------------------------------------------------------
             5.00%, 7/1/28 (AMBAC Insured)                    1,500        1,516
             -------------------------------------------------------------------
             5.375%, 10/1/24                                  5,000        5,305
      --------------------------------------------------------------------------
      Puerto Rico Municipal Fin. Agency, GO
             6.00%, 7/1/12 (FSA Insured)                      5,000        5,896
             -------------------------------------------------------------------
             6.00%, 7/1/14 (FSA Insured)
             (Prerefunded 7/1/04+)                            3,060        3,389
      --------------------------------------------------------------------------
      Total Puerto Rico (Cost $58,027)                                    62,423
                                                                      ----------

T. ROWE PRICE MARYLAND TAX-FREE BOND FUND
================================================================================

                                                                          Value
--------------------------------------------------------------------------------
                                                                   In thousands

Total Investments in Securities

100.3% of Net Assets (Cost $1,117,745)                              $ 1,195,064

Other Assets Less Liabilities                                            (3,915)
                                                                    -----------

NET ASSETS                                                          $ 1,191,149
                                                                    ===========
Net Assets Consist of:

Accumulated net investment income - net of distributions            $     1,355

Accumulated net realized gain/loss - net of distributions                (3,196)

Net unrealized gain (loss)                                               77,319

Paid-in-capital applicable to 111,187,877 no par value shares of beneficial interest outstanding; unlimited number of shares
authorized                                                            1,115,671
                                                                    -----------

NET ASSETS                                                          $ 1,191,149
                                                                    ===========

NET ASSET VALUE PER SHARE                                           $     10.71
                                                                    ===========

    *  Interest subject to alternative minimum tax
    +  Used in determining portfolio maturity
AMBAC  AMBAC Indemnity Corp.
  BAN  Bond Anticipation Note
  CDA  Community Development Administration
  COP  Certificates of Participation
  EFA  Educational Facility Authority
 FGIC  Financial Guaranty Insurance Company
  FHA  Federal Housing Authority
  FSA  Financial Security Assurance Corp.
 GNMA  Government National Mortgage Association
   GO  General Obligation
 HEFA  Health & Educational Facility Authority
HHEFA  Health & Higher Educational Facility Authority
  IDA  Industrial Development Authority
 MBIA  Municipal Bond Investors Assurance Corp.
  PCR  Pollution Control Revenue
 TECP  Tax-Exempt Commercial Paper
 VRDN  Variable Rate Demand Note

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================
Unaudited

-----------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands

                                                Tax-Free   Short-Term
                                              Money Fund   Money Fund      Bond Fund

                                                 3/30/01     6 Months       6 Months
                                                   Ended        Ended          Ended
                                                 8/31/01      8/31/01        8/31/01
      Investment Income (Loss)

      Interest income                               $273      $ 2,616       $ 31,158
                                                 -----------------------------------
      Expenses
         Custody and accounting                       35           50             89
         Shareholder servicing                         6           41            319
         Registration                                  6            3              7
         Trustees                                      3            5             11
         Legal and audit                               2            7              7
         Investment management                         1          264          2,404
         Prospectus and shareholder reports            1            4             22
         Miscellaneous                                --           --              3
                                                 -----------------------------------
         Total expenses                               54          374          2,862
         Expenses paid indirectly                     --           (2)            (3)
                                                 -----------------------------------
         Net expenses                                 54          372          2,859
                                                 -----------------------------------
      Net investment income (loss)                   219        2,244         28,299
                                                 -----------------------------------

      Realized and Unrealized Gain (Loss)

      Net realized gain (loss)
         Securities                                   --          137          4,924
         Futures                                      --           --            (65)
                                                 -----------------------------------
         Net realized gain (loss)                     --          137          4,859
                                                 -----------------------------------
      Change in net unrealized gain or loss
         Securities                                   --        1,547         20,939
         Futures                                      --           --             17
                                                 -----------------------------------
         Change in net unrealized gain or loss        --        1,547         20,956
                                                 -----------------------------------
      Net realized and unrealized gain (loss)         --        1,684         25,815
                                                 -----------------------------------

      INCREASE (DECREASE) IN NET
      ASSETS FROM OPERATIONS                        $219      $ 3,928       $ 54,114
                                                 ===================================

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================
Unaudited

----------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                             Tax-Free                      Short-Term
                                           Money Fund                       Bond Fund                           Bond Fund
                                              3/30/01        6 Months            Year          6 Months              Year
                                              Through           Ended           Ended             Ended             Ended
                                              8/31/01         8/31/01         2/28/01           8/31/01           2/28/01
      Increase (Decrease) in Net Assets

      Operations

         Net investment
         income (loss)                       $    219       $   2,244       $   4,487       $    28,299       $    54,003
         Net realized gain (loss)                  --             137            (109)            4,859              (306)
         Change in net unrealized
         gain or loss                              --           1,547           3,079            20,956            61,523
                                           ------------------------------------------------------------------------------
         Increase (decrease) in net
         assets from operations                   219           3,928           7,457            54,114           115,220
                                           ------------------------------------------------------------------------------
      Distributions to shareholders
         Net investment income                   (219)         (2,244)         (4,487)          (27,984)          (54,003)
                                           ------------------------------------------------------------------------------
      Capital share transactions *
         Shares sold                           40,787          24,012          37,985            96,786           174,325
         Distributions reinvested                 217           1,937           3,779            20,021            38,066
         Shares redeemed                       (5,412)        (14,188)        (51,392)          (62,243)         (142,524)
                                           ------------------------------------------------------------------------------
         Increase (decrease) in
         net assets from capital
         share transactions                    35,592          11,761          (9,628)           54,564            69,867
                                           ------------------------------------------------------------------------------

      Net Assets

      Increase (decrease)
      during period                            35,592          13,445          (6,658)           80,694           131,084
      Beginning of period                          --         117,477         124,135         1,110,455           979,371
                                           ------------------------------------------------------------------------------

      End of period                          $ 35,592       $ 130,922       $ 117,477       $ 1,191,149       $ 1,110,455
                                           ==============================================================================

      *Share information
         Shares sold                           40,787           4,620           7,468             9,212            17,120
         Distributions reinvested                 217             372             743             1,904             3,742
         Shares redeemed                       (5,412)         (2,731)        (10,119)           (5,932)          (14,066)
                                           ------------------------------------------------------------------------------
         Increase (decrease)
         in shares outstanding                 35,592           2,261          (1,908)            5,184             6,796

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================
Unaudited                                                        August 31, 2001

-----------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      T. Rowe Price State Tax-Free Income Trust (the trust) is registered under the Investment Company Act of 1940 as a nondiversified, open-end management investment company. The Maryland Tax-Free Money Fund (the Money
      Fund), Maryland Short-Term Tax-Free Bond Fund (the Short-Term Bond Fund), and the Maryland Tax-Free Bond Fund (the Bond Fund), are three portfolios established by the trust and commenced operations on March 30, 2001, January 29, 1993, and March 31, 1987, respectively. The Money Fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and Maryland state and local income taxes. The Short-Term Bond Fund seeks to provide the highest level of income exempt from federal and Maryland state and local income taxes consistent with modest fluctuation in principal value. The Bond Fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and Maryland state and local income taxes by investing primarily in investment-grade Maryland municipal bonds.

      The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

      Valuation Debt securities are generally traded in the over-the-counter market. Except for securities held by the Money Fund, investments in securities are stated at fair value as furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities held by the Money Fund are valued at amortized cost. Financial futures contracts are valued at closing settlement prices.

      Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of that fund, as authorized by the Board of Trustees.

      Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes. On March 1, 2001, each fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

      (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to March 1, 2001, the Bond Fund recognized market discount at time of disposition as gain or loss. Upon adoption, the Bond Fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. The effect of this cumulative adjustment was $1,013,000 for the Bond Fund. For the six months ended August 31, 2001, the effect of the change for the Bond Fund was to increase net investment income by $316,000 ($0.003 per share), decrease net realized gain/loss on securities by $184,000 ($0.002 per share), and decrease net unrealized gain/loss on securities by $132,000 ($0.001 per share). This change had no effect on the funds' net assets or total return.

      Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by each fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce each fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

      Consistent with their investment objectives, the funds engage in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of each fund are described more fully in each fund's prospectus and Statement of Additional Information.

      Futures Contracts During the six months ended August 31, 2001, the Bond Fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.

      Other Purchases and sales of portfolio securities, other than short-term securities, for the six months ended August 31, 2001, were as follows:

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

--------------------------------------------------------------------------------
                                            Short-Term                 Bond Fund
                                             Bond Fund

      Purchases                            $30,207,000              $172,180,000

      Sales                                 18,157,000               105,623,000

NOTE 3 - FEDERAL INCOME TAXES

      No provision for federal income taxes is required for the Money Fund since the fund intends to qualify as a regulated investment company and distribute all of its income. No provision for federal income taxes is required for the Short-Term Bond and Bond Funds since each fund intends to continue to qualify as a regulated investment company and distribute all of its income. As of February 28, 2001, the Short-Term Bond Fund had $350,000 of capital loss carryforwards, $120,000 of which expires in 2004, $9,000 in 2008, and $221,000 in 2009. As of February 28, the Bond Fund had $7,733,000 of capital loss carryforwards, $5,727,000 of which expires in 2008, and $2,006,000 in 2009. Each fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

      At August 31, 2001, the costs of investments for the Money, Short-Term and Bond Funds for federal income tax purposes were $36,102,000, $125,120,000 and $1,116,600,000, respectively. For the Money Fund, amortized cost is equivalent to value; and for the Short-Term Bond and Bond Funds, net unrealized gain (loss) on investments was as follows:

--------------------------------------------------------------------------------
                                               Short-Term             Bond Fund
                                                Bond Fund

      Appreciated investments                  $3,321,000          $ 81,260,000

      Depreciated investments                          --            (2,796,000)
                                               --------------------------------

      Net unrealized gain (loss)               $3,321,000          $ 78,464,000
                                               ================================

NOTE 4 - RELATED PARTY TRANSACTIONS

      The investment management agreement between each fund and the manager provides for an annual investment management fee, of which $3,000, $45,000, and $419,000, were payable at August 31, 2001 by the Money Fund, Short-Term Bond, and Bond Funds, respectively. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.10% of average daily net assets and a group fee. The group fee is based on the combined assets of

T. ROWE PRICE MARYLAND TAX-FREE FUNDS
================================================================================

      certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At August 31, 2001, and for the six months then ended, the effective annual group fee rate was 0.32%, respectively. Each fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2003, which would cause the Money Fund's ratio of total expenses to average net assets to exceed 0.55%. Thereafter, through February 28, 2005, the Money Fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.55%. Pursuant to this agreement, $40,000 of management fees were not accrued by the fund for the period ended August 31, 2001. These fees remain subject to reimbursement by the fund through February 28, 2005.

      Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through February 28, 2003, which would cause the Short-Term Bond Fund's ratio of total expenses to average net assets to exceed 0.60%. Thereafter, through February 28, 2005, the Short-Term Bond Fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.60%. At August 31, 2001, unaccrued fees in the amount of $1,000 remain subject to reimbursement by the Short-Term Bond Fund through February 28, 2005.

      In addition, each fund has entered into agreements with Price Associates and a wholly owned subsidiary of Price Associates, pursuant to which each fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of each fund. T. Rowe Price Services, Inc., is each fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the funds. The Money, Short-Term Bond, and Bond Funds, incurred expenses pursuant to these related party agreements totaling approximately $31,000, $67,000, and $316,000, respectively, for the six months ended August 31, 2001, of which $5,000, $13,000, and $61,000, respectively, were payable at period end.

T. ROWE PRICE SHAREHOLDER SERVICES
================================================================================

      INVESTMENT SERVICES AND INFORMATION

            KNOWLEDGEABLE SERVICE REPRESENTATIVES

            By Phone 1-800-225-5132 Available Monday through Friday from 7 a.m. to midnight ET and weekends from 8:30 a.m. to 5 p.m. ET.

            In Person  Available in T. Rowe Price Investor Centers.

            ACCOUNT SERVICES

            Checking  Available on most fixed-income funds ($500 minimum).

            Automatic Investing  From your bank account or paycheck.

            Automatic Withdrawal  Scheduled, automatic redemptions.

            Distribution Options Reinvest all, some, or none of your distributions.

            Automated 24-Hour Services Including Tele*Access(R) and the T. Rowe Price Web site on the Internet. Address: www.troweprice.com

            BROKERAGE SERVICES*

            Individual Investments Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.

            INVESTMENT INFORMATION

            Combined Statement  Overview of all your accounts with T. Rowe
            Price.

            Shareholder Reports Fund managers' reviews of their strategies and results.

            T. Rowe Price Report Quarterly investment newsletter discussing markets and financial strategies.

            Performance Update Quarterly review of all T. Rowe Price fund results.

            Insights Educational reports on investment strategies and financial markets.

            Investment Guides Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Personal Strategy Planner, Retirement Readiness Guide, and Retirement Planning Kit.

            * T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.

T. ROWE PRICE MUTUAL FUNDS
================================================================================

STOCK FUNDS
----------------------------

Domestic

Blue Chip Growth
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock
Health Sciences
Media & Telecommunications
Mid-Cap Growth
Mid-Cap Value
New America Growth
New Era
New Horizons*
Real Estate
Science & Technology
Small-Cap Stock
Small-Cap Value
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value

BLENDED ASSET FUNDS
----------------------------

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced

BOND FUNDS
----------------------------

Domestic Taxable

Corporate Income
GNMA
High Yield
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS+
----------------------------

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL FUNDS
----------------------------

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery*
International Equity Index
International Growth & Income
International Stock
Japan
Latin America
New Asia
Spectrum International

Bond

Emerging Markets Bond
International Bond

T. ROWE PRICE NO-LOAD VARIABLE ANNUITIES
----------------------------------------

Blue Chip Growth Portfolio
Equity Income Portfolio
Equity Index 500 Portfolio
Health Sciences Portfolio
International Stock Portfolio
Limited-Term Bond Portfolio
Mid-Cap Growth Portfolio
New America Growth Portfolio
Personal Strategy Balanced Portfolio
Prime Reserve Portfolio

*     Closed to new investors.

+ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

The T. Rowe Price No-Load Variable Annuity (Form V6021) and the T. Rowe Price No-Load Immediate Variable Annuity (Form V6027) are issued by Security Benefit Life Insurance Company. In New York, the T. Rowe Price No-Load Variable Annuity is issued by First Security Benefit Life Insurance Company of New York, White Plains, NY [FSB201 (11-96)]. These Variable Annuity contracts have limitations. The T. Rowe Price No-Load Immediate Variable Annuity may not be available in all states.

The T. Rowe Price No-Load Variable Annuity and the T. Rowe Price No-Load Immediate Variable Annuity are distributed by T. Rowe Price Investment Services, Inc., T. Rowe Price Insurance Agency, Inc., and T. Rowe Price Insurance Agency of Texas, Inc. The underlying portfolios are managed by T. Rowe Price (T. Rowe Price International for the International Stock Portfolio). The Security Benefit Group of companies and the T. Rowe Price companies are not affiliated.

T. ROWE PRICE ADVISORY SERVICES AND RETIREMENT RESOURCES
================================================================================

      ADVISORY SERVICES, RETIREMENT RESOURCES

            T. Rowe Price has developed unique advisory services and retirement resources that can help you meet the most difficult personal financial challenges. Our broad array of retirement plans is suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services, and our educational materials and self-help planning guides are recognized as among the industry's best. For information or to request literature, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

            ADVISORY SERVICES*
            --------------------------------------------------------------------

            T. Rowe Price(R) Retirement Income Manager helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

            Investment Checkup(SM) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

            T. Rowe Price Rollover Investment Service offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

            RETIREMENT INFORMATION
            --------------------------------------------------------------------

            Planning and Informational Guides

            Minimum Required Distributions Guide
            Retirement Planning Kit
            Retirement Readiness Guide
            Tax Considerations for Investors

            Insights Reports

            The Challenge of Preparing for Retirement
            Financial Planning After Retirement
            The Roth IRA: A Review

            *These are services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are fees associated with these services.

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access(R) 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland 21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown
105 East Lombard Street

Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Chicago Area
1900 Spring Road, Suite 104
Oak Brook

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

New Jersey/New York Area
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

San Francisco Area
1990 North California Boulevard, Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C., Area
Downtown
900 17th Street N.W.
Farragut Square

Tysons Corner
1600 Tysons Boulevard
Suite 150

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T. Rowe Price

T. Rowe Price Investment Services, Inc., Distributor.          C12-051 8/31/01 R